Condensed Consolidated Unaudited Interim Statements of Comprehensive Income (Loss) € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 EUR (€) € / shares	Jun. 30, 2019 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares
Statement Line Items [Line Items]
Revenues | €			€ 4,214	€ 10,303	€ 18,988
Operating expenses | €			(2,146)	(3,455)	(6,638)
Depreciation and amortization expenses | €			(1,447)	(3,043)	(6,416)
Gross profit | €			621	3,805	5,934
Project development costs | €			(2,338)	(2,714)	(4,213)
General and administrative expenses | €			(2,204)	(1,879)	(3,827)
Share of profits of equity accounted investee | €			850	31	3,086
Other income (expenses), net | €					(2,100)
Capital gain | €					18,770
Operating profit (loss) | €			(3,071)	(757)	17,650
Financing income | €			886	870	1,827
Financing income in connection with derivatives and warrants, net | €			1,099	460	897
Financing expenses | €			(3,095)	(4,457)	(10,877)
Financing expenses, net | €			(1,110)	(3,127)	(8,153)
Profit (loss) before taxes on income | €			(4,181)	(3,884)	9,497
Tax benefit (Taxes on income) | €			(88)	(514)	287
Profit (loss) for the period | €			(4,269)	(4,398)	9,784
Profit (loss) attributable to:
Owners of the Company | €			(3,472)	(2,751)	12,060
Non-controlling interests | €			(797)	(1,647)	(2,276)
Profit (loss) for the period | €			(4,269)	(4,398)	9,784
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | €			(86)	982	2,103
Effective portion of change in fair value of cash flow hedges | €			(9,289)	(368)	1,076
Net change in fair value of cash flow hedges transferred to profit or loss | €			190	(1,104)	(1,922)
Total other comprehensive income (loss) | €			(9,185)	(490)	1,257
Total other comprehensive income (loss) attributable to:
Owners of the Company | €			(4,737)	(13)	2,114
Non-controlling interests | €			(4,448)	(477)	(857)
Total other comprehensive income (loss) | €			(9,185)	(490)	1,257
Total comprehensive income (loss) for the period | €			(13,454)	(4,888)	11,041
Total comprehensive income (loss) for the period attributable to:
Owners of the Company | €			(8,209)	(2,764)	14,174
Non-controlling interests | €			(5,245)	(2,124)	(3,133)
Total comprehensive income (loss) for the period | €			€ (13,454)	€ (4,888)	€ 11,041
Basic earnings (loss) per share | € / shares			€ (0.29)	€ (0.26)	€ 1.09
Diluted earnings (loss) per share | € / shares			€ (0.29)	€ (0.26)	€ 1.09
USD [Member]
Statement Line Items [Line Items]
Revenues | $	[1]	$ 4,721
Operating expenses | $	[1]	(2,404)
Depreciation and amortization expenses | $	[1]	(1,621)
Gross profit | $	[1]	696
Project development costs | $	[1]	(2,619)
General and administrative expenses | $	[1]	(2,469)
Share of profits of equity accounted investee | $	[1]	952
Other income (expenses), net | $	[1]
Capital gain | $	[1]
Operating profit (loss) | $	[1]	(3,440)
Financing income | $	[1]	993
Financing income in connection with derivatives and warrants, net | $	[1]	1,231
Financing expenses | $	[1]	(3,467)
Financing expenses, net | $	[1]	(1,243)
Profit (loss) before taxes on income | $	[1]	(4,683)
Tax benefit (Taxes on income) | $	[1]	(99)
Profit (loss) for the period | $	[1]	(4,782)
Profit (loss) attributable to:
Owners of the Company | $	[1]	(3,890)
Non-controlling interests | $	[1]	(892)
Profit (loss) for the period | $	[1]	(4,782)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | $	[1]	(97)
Effective portion of change in fair value of cash flow hedges | $	[1]	(10,406)
Net change in fair value of cash flow hedges transferred to profit or loss | $	[1]	213
Total other comprehensive income (loss) | $	[1]	(10,290)
Total other comprehensive income (loss) attributable to:
Owners of the Company | $	[1]	(5,307)
Non-controlling interests | $	[1]	(4,983)
Total other comprehensive income (loss) | $	[1]	(10,290)
Total comprehensive income (loss) for the period | $	[1]	(15,072)
Total comprehensive income (loss) for the period attributable to:
Owners of the Company | $	[1]	(9,197)
Non-controlling interests | $	[1]	(5,875)
Total comprehensive income (loss) for the period | $	[1]	$ (15,072)
Basic earnings (loss) per share | $ / shares	[1]	$ (0.32)
Diluted earnings (loss) per share | $ / shares	[1]	$ (0.32)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2020: EUR 1 = US$ 1.120)